Finance Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Finance costs.
Interest expenses - third party loans	$ 362,381	$ 256,208		$ 174,876
Interest expense - withholding tax paid on bond interest	13,439	12,197		4,404
Unwinding of discount on decommissioning liability	9,156	7,084		4,644
Interest and finance charges paid/payable for lease liabilities	61,617	52,234		32,826
Net foreign exchange loss arising from financing - unrealized	1,713,242	157,836		126,131
Net foreign exchange loss arising from financing - realized	162,944	206,329		43,422
Net foreign exchange loss on derivative instruments-unrealized	92,151	1,599		3,897
Fair value loss on embedded options and interest rate caps	3,760	159,889
Costs paid on early loan and bond settlement				18,171
Fees on loans and financial derivatives	17,821	18,673		13,663
Finance costs	$ 2,436,511	$ 872,049	[1]	$ 422,034

[1]	Re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.